Montgomery, McCracken, Walker & Rhoads, llp
attorneys at law

LibertyView 457 Haddonfield Road, Suite 600 Cherry Hill, NJ 08002-2220 856-488-7700 Fax 856-488-7720 1105 Market Street, 15th Floor Wilmington, DE 19801-1201 302-504-7800 Fax 302-504-7820	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109-1029 215-772-1500 Fax 215-772-7620	1235 Westlakes Drive, Suite 200 Berwyn, PA 19312-2401 610-889-2210 Fax 610-889-2220 Cornerstone Commerce Center, 1201 New Road, Suite 100 Linwood, NJ 08221 609-601-3010 Fax 609-601-3011

May 23, 2011

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Rochdale High Yield Advances Fund LLC (the “Fund”)
Post-Effective Amendment No. 1
Investment Company Act File No. 811-22539

Ladies and Gentlemen:

On behalf of the above-referenced Fund, attached herewith for filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), please find Post Effective Amendment No. 1 to the Fund’s registration statement on Form N-2.  This Amendment is being filed with the U. S. Securities and Exchange Commission to respond to certain comments received form the Commission Staff and to include the Fund’s audited financial statements.  It is proposed that this filing become effective immediately upon filing.

This Form N-2 is being filed only pursuant to the 1940 Act.  The Fund has not registered its Units under the Securities Act of 1933, as amended (the “Securities Act”).  The Fund will be privately placing its Units in an offering exempt from registration under the Securities Act pursuant to Section 4(2) thereof and Regulation D promulgated thereunder.

Questions concerning this matter may be directed to Laura Anne Corsell at (215) 772-7598, or in her absence, Don E. Felice at (215) 772-7385.

Very truly yours,

/s/  LAURA ANNE CORSELL
Laura Anne Corsell

cc:	Kurt Hawkesworth, Esq.
Enclosure

♦ Philadelphia, PA  ♦  Cherry Hill, NJ  ♦  Wilmington, DE  ♦  Berwyn, PA  ♦  Linwood, NJ ♦

A LIMITED LIABILITY PARTNERSHIP FORMED IN PENNSYLVANIA
LOUIS A. PETRONI – NEW JERSEY RESPONSIBLE PARTNER